Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Reconciliation of gross unrecognized tax benefits:
Unrecognized tax benefits balance at beginning of fiscal year	$ 790	$ 638	$ 621
Additions based on tax positions related to the current year	179	160	37
Additions for tax positions of prior years	34	52	92
Reductions for tax positions of prior years	(212)	(41)	(15)
Reductions due to settlements	(7)	(12)	(94)
Reductions due to lapse of statute of limitations	(19)	(7)	(3)
Unrecognized tax benefits balance at end of fiscal year	$ 765	$ 790	$ 638